SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2020
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

14— SHORT-TERM BORROWINGS

As of December 31, 2020 short-term borrowings consist mainly of €2,638 thousand of factored account receivables and for which the Company maintains the effective control.

As of December 31, 2019 short-term borrowings consist mainly of €3,185 thousand of factored account receivables and for which the Company is bearing the collection risk and €328 thousand of short borrowing in Japan.